Equity Awards and Warrants - Warrants Activity (Details) - USD ($) $ / shares in Units, $ in Thousands	9 Months Ended	12 Months Ended
	Feb. 28, 2023	May 31, 2022	May 31, 2021
Equity Awards and Warrants
Warrants outstanding beginning of period	73,248
Granted	119,022
Exercised	(4,965)
Forfeited, expired, and cancelled	(7,412)
Warrants outstanding at end of period	179,893	73,248
Warrants outstanding and exercisable	179,893
Outstanding at the beginning of the year (in dollars per share)	$ 0.59
Granted	0.25
Exercised	0.75
Forfeited, expired, and cancelled	0.75
Outstanding at the end of the year (in dollars per share)	0.33	$ 0.59
Warrants outstanding and exercisable	$ 0.33
Weighted average remaining contractual life in years beginning	3 years 2 months 4 days
Weighted average remaining contractual life in years end of period	4 years 4 months 20 days	3 years 2 months 4 days
Weighted average remaining contractual life in years exercisable	4 years 4 months 20 days
Aggregate intrinsic value outstanding of beginning	$ 352
Aggregate intrinsic value outstanding of end period	12,245	$ 352
Aggregate intrinsic value exercisable	$ 12,245
Stock Options And Warrants Exercised In Period		5,677,000	75,735,000
Proceeds from Stock Options and Warrants Exercised		$ 6,816	$ 38,327
Stock Options And Warrants Exercised, Aggregate Intrinsic Value		$ 5,815	$ 298,891